Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Payables [abstract]
Trade accounts payable	$ 82,533	$ 31,573
Payroll payable	23,311	15,878
Mining royalty payable	2,416	1,094
Other payables	12,161	3,103
Derivative liability	3,077	1,260
Deferred share units payable (note 20(a))	10,307	12,367
Total trade and other payables	$ 133,805	$ 65,275